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                                    GMO TRUST

              SUPPLEMENT DATED APRIL 6, 2005 TO GMO TRUST STATEMENT
     OF ADDITIONAL INFORMATION DATED JUNE 30, 2004, AS REVISED APRIL 5, 2005



Elimination of Fundamental Investment Restriction Concerning Investments in Certain Related Issuers --

GMO Emerging Countries Fund                   GMO Short-Duration Investment Fund
GMO Growth Fund                               GMO Small Cap Growth Fund
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Effective immediately, Fundamental Restriction (7), set forth in the "Investment
Restrictions" section, is hereby deleted.

Modification of Fundamental Investment Restriction Concerning Concentration of Investments in Any One Industry -- GMO Short-Duration Investment Fund
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Effective immediately, Fundamental Restriction (8), set forth in the "Investment
Restrictions" section, is amended and restated in its entirety as follows: "[No Fund will]. . . (8) Concentrate more than 25% of the value of its total assets in any one industry, except that the Real Estate Fund will invest more than 25% of its assets in real-estate related securities."